Disclosure of range of exercise prices of outstanding share options (Details) pure in Thousands	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	8,237	9,049	12,976
Weighted average remaining contractual life of outstanding share options | yr	2.85
Number of share options exercisable in share-based payment arrangement	5,448	3,940
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.08	$ 1.04
C$0.65 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.65
Number of share options outstanding in share-based payment arrangement	2,317
Weighted average remaining contractual life of outstanding share options | yr	2.43
Number of share options exercisable in share-based payment arrangement	1,835
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.65
C$0.71 to C$0.86 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,819
Weighted average remaining contractual life of outstanding share options | yr	2.78
Number of share options exercisable in share-based payment arrangement	1,367
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.74
C$0.71 to C$0.86 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	0.71
C$0.71 to C$0.86 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	0.86
C$1.31 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 1.31
Number of share options outstanding in share-based payment arrangement	1,287
Weighted average remaining contractual life of outstanding share options | yr	1.49
Number of share options exercisable in share-based payment arrangement	1,288
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.31
C$1.63 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 1.63
Number of share options outstanding in share-based payment arrangement	1,058
Weighted average remaining contractual life of outstanding share options | yr	4.27
Number of share options exercisable in share-based payment arrangement	179
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.63
C$2.00 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 2.00
Number of share options outstanding in share-based payment arrangement	13
Weighted average remaining contractual life of outstanding share options | yr	1.05
Number of share options exercisable in share-based payment arrangement	13
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.00
C$2.16 to C$2.19 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,743
Weighted average remaining contractual life of outstanding share options | yr	3.64
Number of share options exercisable in share-based payment arrangement	766
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.18
C$2.16 to C$2.19 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	2.16
C$2.16 to C$2.19 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 2.19